Reverse Recapitalization - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Net cash proceeds	$ 230,241	$ 42,301
Common stock, shares issued	137,722,658	104,039,354
Incremental Costs	$ 32,900
Transaction costs	1,100
PIPE Financing
Business Acquisition [Line Items]
Net cash proceeds	$ 228,800
Common Stock
Business Acquisition [Line Items]
Contingent merger consideration earn-out shares issuable	28,125,000
Common stock, shares issued	137,589,275
Common Stock Price Per Share Equals Or Exceeds 15.00 Per Share
Business Acquisition [Line Items]
Contingent merger consideration earn-out shares issuable	14,062,500
Earnout Price Per Share	$ 15.00
Earn-Out trading days	20 days
Earn-Out consecutive trading days	30 days
Common Stock Price Per Share Equals Or Exceeds 20.00 Per Share
Business Acquisition [Line Items]
Contingent merger consideration earn-out shares issuable	14,062,500
Earnout Price Per Share	$ 20.00
Earn-Out trading days	20 days
Earn-Out consecutive trading days	30 days